Debt (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Debt
Amount borrowed	$ 10,000,000.0
Interest rate of debt during the period	2.50%
Borrowing	$ 6,000,000.0
Outstanding balance	0
Payments of credit and security facility	6,000,000.0
Repayments of Credit and Security Facility	6,059,000
Total borrowings	6,920,000
Revolving credit facility
Debt
Amount borrowed	$ 6,000,000.0
Term of debt	2 years
Interest rate of debt during the period	4.00%
Interest rate at end of period	8.50%
Manufacturing term loans
Debt
Term of debt	5 years
Interest rate of debt during the period	2.50%
Equipment term loans
Debt
Amount borrowed	$ 4,000,000.0
Term of debt	3 years
Line of credit facility, term	2 years
Interest rate at end of period	8.50%
Percentage of finance approved for purchases	80.00%
Outstanding balance	$ 500,000
Revolving line of credit	$ 400,000
Equipment term loan fixed interest rate	6.60%
Equipment term loan outstanding	$ 300,000
Deferred financing costs	100,000
Total borrowings	900,000
Equipment term loans | Accrued liabilities [Member]
Debt
Equipment term loan, current	300,000
Equipment term loans | Other noncurrent liabilities [Member]
Debt
Other long term debt, net	$ 500,000
Equipment term loans | Maximum
Debt
Term of debt	3 years
Interest rate of debt during the period	4.00%